CONDENSED CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands		Mar. 31, 2023	Dec. 31, 2022
ASSETS
Cash and cash equivalents		$ 23,688	$ 16,838
Restricted cash		1,882	9,567
Accounts receivable, net of allowance for credit losses of $2,516 and $3,023, respectively		115,494	101,639
Inventories		142,576	145,836
Derivative assets		13,390	15,053
Prepaid expenses and other current assets		13,269	9,166
Total current assets		310,299	298,099
Property, plant and equipment, net		194,691	185,206
Goodwill		116,090	113,999
Intangible assets, net		128,992	130,886
Operating lease right-of-use assets		16,115	11,090
Other long-term assets		7,114	6,933
Total Assets		773,301	746,213
LIABILITIES, CONVERTIBLE PREFERRED SHARES AND SHAREHOLDERS' EQUITY
Current maturities of long-term debt		9,287	11,504
Short-term debt		42,855	42,905
Accounts payable		101,540	116,675
Derivative liabilities		3,806	7,592
Accrued expenses and other current liabilities		36,899	37,459
Total current liabilities		194,387	216,135
Long-term debt, net		215,285	162,502
Deferred income taxes		10,823	14,355
Warrant liabilities		49,480	55,521
Other long-term liabilities		15,404	11,035
Total liabilities		485,379	459,548
Commitments and contingencies (Note 20)
Shareholders' Equity
Preferred stock, $0.01 par value, 26,000 shares authorized, no shares issued and outstanding				[1]
Common stock, $0.01 par value, 300,000 shares authorized, 75,628 shares and 75,020 shares issued and outstanding at March 31, 2023 and December 31, 2022, respectively		759	750	[1]
Additional paid-in-capital		345,840	342,664	[1]
Accumulated deficit		(332,383)	(328,042)	[1]
Accumulated other comprehensive loss		(3,881)	(6,103)	[1]
Total shareholders' equity attributable to Westrock Coffee Company		10,335	9,269	[1]
Noncontrolling interest	[1]		2,460
Noncontrolling interest		2,475	2,460
Total shareholders' equity		12,810	11,729	[1]
Total Liabilities, Convertible Preferred Shares and Shareholders' Equity		773,301	746,213	[1]
Series A Redeemable Common Equivalent Preferred Shares
LIABILITIES, CONVERTIBLE PREFERRED SHARES AND SHAREHOLDERS' EQUITY
Redeemable Common Equivalent Preferred Shares		$ 275,112	$ 274,936

[1]	Retroactively adjusted for de-SPAC merger transaction as described in Note 4.